Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (42,781,958)	$ (44,864,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	102,109	969,893
Bad debt expense	7,031	20,000
Amortization of debt discount to interest expense	4,928,010	4,536,366
Amortization of debt discount to interest expense - related party		26,383
Stock-based compensation and consulting fees	1,999,749	8,526,204
Stock-based compensation and consulting fees - discontinued operations		700,816
Non-cash loan fees		601,121
Contingency loss	3,035,837	586,784
Other non-cash interest and fees	9,080
Interest expense related to put premium		385,385
Interest expense related to debt default added to principal	1,531,335
Derivative expense, net	34,692,503	55,841,032
Non-cash settlement expense	545,616
Non-cash portion of gain on extinguishment of debt, net	(7,899,618)	(39,246,384)
Rent expense	15,232	22,954
Loss on disposal of property and equipment		195,624
Impairment loss		3,842,259
Change in operating assets and liabilities:
Accounts receivable	583,818	(542,274)
Prepaid expenses and other current assets	(64,822)	(1,124,879)
Assets of discontinued operations		(53,193)
Security deposit	(17,500)	(71,500)
Accounts payable and accrued expenses	258,554	1,687,210
Insurance payable	(258,966)	1,839,893
Liabilities of discontinued operations		10,954
Accrued compensation and related benefits	35,732	450,720
NET CASH USED IN OPERATING ACTIVITIES	(3,278,258)	(5,659,094)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease in cash from disposal of subsidiary		(5,625)
Purchase of property and equipment	(460,510)	(54,726)
Proceeds from sale of property and equipment		81,000
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(460,510)	20,649
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants		1,547,500
Proceeds from sale of series E preferred share units	1,163,000
Proceeds from convertible notes payable - related party		2,500,000
Proceeds from convertible notes payable	1,912,382	2,588,900
Repayment of convertible notes payable	(257,139)	(386,923)
Net proceeds from notes payable	4,479,662	9,280,655
Repayment of notes payable	(3,002,127)	(10,485,502)
Net proceeds from notes payable - related party		805,000
Repayment of notes payable - related party		(545,000)
Net (payments on) proceeds from related parties advances	(27,753)	87,645
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,268,025	5,392,275
NET INCREASE (DECREASE) IN CASH	529,257	(246,170)
CASH, beginning of year	50,026	296,196
CASH, end of year	579,283	50,026
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	1,080,556	4,967,956
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt discounts recorded	262,872	1,371,461
Increase in derivative liability and debt discount	1,702,474	1,332,512
Increase in right of use asset and lease liability		1,984,320
Conversion of debt and accrued interest for common stock	8,321,548	3,667,696
Reclassification of accrued interest to debt	89,262	163,501
Decrease in put premium and paid-in capital	385,385
Reclassification of warrant value from equity to derivative liabilities	11,381,885
Disposal of assets of discontinued operations		389,087
Disposal of liabilities of discontinued operations		451,699
Deemed dividend related to price protection and beneficial conversion features	19,223,242	981,548
Conversion of debt and accrued interest for Series D preferred stock	586,012
Increase in prepaid expenses and insurance payable	703,402
Reclassification of note payable to convertible note payable	170,000
Conversion of Series B preferred stock to common stock	1,000
Conversion of Series D preferred stock to common stock	$ 522